Share Capital - Schedule of Declared Quarterly Dividends (Detail) - $ / shares	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Equity [Abstract]
Dividends declared	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125